Reserves (Tables)	12 Months Ended
Jun. 30, 2026
Reserves [Abstract]
Movement of Reserve Within Equity

Year ended 30 June 2026	Financial asset reserve $’000	Foreign currency translation reserve $’000	Other reserve $’000	Share based payments reserve $’000	Total $’000
At the beginning of the financial year	(1,130)	(44,096)	–	2,022	(43,204)
Financial assets at fair value through other comprehensive income	3,379	–	–	–	3,379
Foreign exchange differences on translation of foreign operations	–	(22,113)	–	–	(22,113)
Reallocation of non-controlling interest on business combination	–	–	(26,459)	–	(26,459)
Replacement share awards acquired through business combinations	–	–	–	5,167	5,167
Employee share entitlements for unvested awards, net of tax	–	–	–	3,663	3,663
Employee share awards vested, net of tax	–	–	–	(4,306)	(4,306)
Transfers and other movements	–	(485)	–	(226)	(711)
At the end of the financial year	2,249	(66,694)	(26,459)	6,320	(84,584)

Year ended 30 June 2025
At the beginning of the financial year	(1,173)	(39,911)	–	512	(40,572)
Financial assets at fair value through other comprehensive income	43	–	–	–	43
Foreign exchange differences on translation of foreign operations	–	(4,185)	–	–	(4,185)
Employee share entitlements for unvested awards, net of tax	–	–	–	1,711	1,711
Transfers and other movements	–	–	–	(201)	(201)
At the end of the financial year	(1,130)	(44,096)	–	2,022	(43,204)

Year ended 30 June 2024
At the beginning of the financial year	(1,037)	(25,807)	–	2,926	(23,918)
Financial assets at fair value through other comprehensive income	2,512	–	–	–	2,512
Foreign exchange differences on translation of foreign operations	–	(14,104)	–	–	(14,104)
Employee share entitlements for unvested awards, net of tax	–	–	–	(155)	(155)
Employee share awards vested, net of tax	–	–	–	(1,186)	(1,186)
Transfers and other movements	(2,648)	–	–	(1,073)	(3,721)
At the end of the financial year	(1,173)	(39,911)	–	512	(40,572)